Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 2,696,068	$ 1,209,226
Restricted cash	150,081	192,356
Trade receivables	54,172	68,073
Flight equipment held for operating leases, net	58,708,975	58,575,672
Investment in finance leases, net	1,256,028	1,208,585
Flight equipment held for sale	469,614	466,173
Prepayments on flight equipment	4,310,680	3,460,296
Maintenance rights and lease premium, net	1,901,942	2,129,993
Other intangibles, net	128,727	139,666
Deferred tax assets	263,790	261,004
Associated companies	1,205,953	1,128,894
Other assets	2,487,917	2,602,038
Total Assets	73,633,947	71,441,976
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,873,510	1,774,827
Accrued maintenance liability	3,468,886	3,327,347
Lessee deposit liability	1,207,368	1,092,585
Debt	46,113,492	45,294,511
Deferred tax liabilities	3,023,406	2,767,874
Commitments and contingencies
Total Liabilities	55,686,662	54,257,144
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of June 30, 2025 and December 31, 2024; 196,043,739 and 204,543,739 ordinary shares issued and 178,309,768 and 186,783,225 ordinary shares outstanding (including 4,051,509 and 5,072,382 shares of unvested restricted stock) as of June 30, 2025 and December 31, 2024, respectively	2,466	2,558
Additional paid-in capital	5,122,322	5,809,276
Treasury shares, at cost (17,733,971 and 17,760,514 ordinary shares as of June 30, 2025 and December 31, 2024, respectively)	(1,697,801)	(1,425,652)
Accumulated other comprehensive (loss) income	(43,524)	42,683
Accumulated retained earnings	14,563,612	12,755,758
Total AerCap Holdings N.V. shareholders’ equity	17,947,075	17,184,623
Non-controlling interest	210	209
Total Equity	17,947,285	17,184,832
Total Liabilities and Equity	73,633,947	71,441,976
Variable interest entity, primary beneficiary
Assets
Restricted cash	35,809	51,170
Flight equipment held for operating leases, net	2,763,291	2,856,682
Other assets	41,303	86,020
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	80,856	86,203
Accrued maintenance liability	148,338	145,510
Debt	$ 1,299,676	$ 1,216,981